UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check  here  if  Amendment [ ]; Amendment Number:
                                                  ---------
This Amendment (Check only one.): [ ] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  CSU Producer Resources, Inc.
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-14579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

   /s/ Martin F. Hollenbeck        Fairfield, Ohio        November 7, 2012
  -------------------------       ----------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              -----------
Form 13F Information Table Entry Total:       4
                                              -----------
Form 13F Information Table Value Total        3,838
                                              -----------
                                              (thousands)

List of Other Included Managers:

No.          File No.              Name
01           028-10798             Cincinnati Financial Corporation



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                             COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
 ISSUER                   TITLE OF CLASS    CUSIP    FMV(000)  SHARES/    SH/  PUT/  INVESTMENT DIS  OTH MGRS  SOLE  SHARED  NONE
                                                               PRINCIPAL  PRN  CALL
CHUBB CORP                COMMON          171232101    534       7,000    SH   -     SHARED-OTHER    01        -      7,000  -
INTEL CORP                COMMON          458140100  1,133      50,000    SH   -     SHARED-OTHER    01        -     50,000  -
PRAXAIR INC               COMMON          74005P104    997       9,600    SH   -     SHARED-OTHER    01        -      9,600  -
UNITED TECHNOLOGIES CORP  COMMON          913017109  1,174      15,000    SH   -     SHARED-OTHER    01        -     15,000  -
                                                     3,838
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